TGI P0204
                       SUPPLEMENT DATED FEBRUARY 12, 2004
                              TO THE PROSPECTUS OF
                     TEMPLETON GLOBAL INCOME SECURITIES FUND
                                DATED MAY 1, 2003
             (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)

The Management section on page TGI-5 is replaced with the following:

 MANAGEMENT

 Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

 The team responsible for the Fund's management is:

 ALEXANDER C. CALVO, Senior Vice President of Advisers

 Mr. Calvo has been a manager of the Fund since 1998, and has been with Franklin Templeton Investments since 1995.

 MICHAEL HASENSTAB, PH.D., Portfolio Manager/Research Analyst of Advisers

 Dr. Hasenstab has been a manager of the Fund since 2002 and an analyst since 2001. He first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

 The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2002, the Fund paid 0.63% of its average daily net assets to Advisers for its services.

               Please keep this supplement for future reference





TGA P0204
                       SUPPLEMENT DATED FEBRUARY 12, 2004
                              TO THE PROSPECTUS OF
                     TEMPLETON GLOBAL ASSET ALLOCATION FUND
                                DATED MAY 1, 2003
             (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)

The Management section on page TGA-5 is replaced with the following:

 MANAGEMENT

 Templeton Investment Counsel, LLC (Investment Counsel), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the Fund's investment manager.

 Under an agreement with Investment Counsel, Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's sub-advisor. Advisers provides Investment Counsel with investment management advice and assistance with respect to the Fund's investments in debt securities.

 The team responsible for managing the equity portion of the Fund is:

 PETER A. NORI, CFA, Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel

 Mr. Nori has managed the equity portion of the Fund since 1996, and has been with Franklin Templeton Investments since 1987.

 TUCKER SCOTT, CFA, Senior Vice President of Investment Counsel

 Mr. Scott has managed the equity portion of the Fund since 1998, and has been with Franklin Templeton Investments since 1996.

 MARK R. BEVERIDGE, CFA, Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel

 Mr. Beveridge has been a manager of the Fund since 2003, and has been with Franklin Templeton Investments since 1985.

 The team responsible for managing the bond portion of the Fund is:

 ALEXANDER C.CALVO, Senior Vice President of Advisers

 Mr. Calvo has managed the bond portion of the Fund since 1998, and has been with Franklin Templeton Investments since 1995.

 MICHAEL HASENSTAB, Ph.D., Portfolio Manager/Research Analyst of Advisers

 Dr. Hasenstab has been a manager of the bond portion of the Fund since 2002 and an analyst since 2001. He first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

 The Fund pays Investment Counsel a fee for managing the Fund's assets. For the fiscal year ended December 31, 2002, the management fee, before any reduction, was 0.62% of the Fund's average daily net assets. Under an agreement by Investment Counsel to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.60% of its average daily net assets to Investment Counsel for its services. This reduction is required by the Board and an SEC order.

               Please keep this supplement for future reference